Fair Value Measurements (Estimated Fair Values of Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets, Carrying amount	¥ 16,673,390	¥ 15,834,331
Long-term debt including the current portion, Carrying amount	744,273	871,604
Total liabilities	13,541,502	12,900,614
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,369,157	1,181,554
Total assets	1,369,157	1,181,554
Long-term debt including the current portion, Estimated fair value	755,631	878,609
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	677,375	586,331
Total liabilities	1,433,006	1,464,940
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	1,235,311	1,074,386
Total assets, Carrying amount	1,235,311	1,074,386
Long-term debt including the current portion, Carrying amount	744,273	871,604
Investment contracts included in policyholders' account in the life insurance business, Carrying value	638,737	591,951
Total liabilities	1,383,010	1,463,555
Level 2 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,369,157	1,181,554
Total assets	1,369,157	1,181,554
Long-term debt including the current portion, Estimated fair value	755,631	878,609
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	677,375	586,331
Total liabilities	¥ 1,433,006	¥ 1,464,940